Intangible Assets	12 Months Ended
Dec. 31, 2022
Disclosure of Detailed Information About Intangible Assets Text Block [Abstract]
Intangible assets

NOTE 11: Intangible assets

Thousands of $	Patents and Software licenses	Internally developed intangible assets	Externally acquired Intellectual property	Customers	TOTAL
Gross value
At January 1, 2021	5,134	9,323	4,500	-	18,957
Gross value at December 31, 2021	5,134	9,323	4,500	-	18,957
Accumulated amortization and impairment At January 1, 2021	(4,676)	(6,810)	(2,413)	-	(13,899)
Additions	(234)	(926)	(450)		(1,610)
Accumulated amortization and impairment at December 31, 2021	(4,910)	(7,736)	(2,863)	-	(15,509)
Net value at December 31, 2021	224	1,587	1,637	-	3,448

Gross value
At January 1, 2022	5,134	9,323	4,500	-	18,957
Additions		1,049	325		1,374
Additions through business combination (Note 3)			36,550	8,007	44,557
Currency translation adjustments
Gross value at December 31, 2022	5,134	10,372	41,375	8,007	64,888
Accumulated amortization and impairment At January 1, 2022	(4,910)	(7,736)	(2,863)	-	(15,509)
Additions	(224)	(942)	(1,490)	(513)	(3,169)
Impairment		(44)			(44)
Currency translation adjustments
Accumulated amortization and impairment at December 31, 2022	(5,134)	(8,722)	(4,353)	(513)	(18,722)
Net value at December 31, 2022	0	1,650	37,022	7,494	46,166

Amortization of intangible assets is included in research & development expenses and in selling and marketing expenses in the statement of profit and loss.

The externally acquired intangible asset includes technology acquired in the business combination with NovioGendix in 2015 and with the acquisition of the GPS test in August 2022, and increased by $36.6 million in 2022 due to the GPS acquisition. The estimated remaining amortization period amounts to 2.6 years for the NovioGendix IP and to 14.6 years for the GPS IP.

Customer relationships includes customers acquired in the GPS acquisition, resulting in the fair value at acquisition date of $8.0 million. The GPS Customer relationships are amortized over 6.5 years, the estimated remaining amortization period amounts to 6 years.

The internally-developed intangible assets relate to the capitalized development expenses for Confirm mdx and Select mdx over the past years as well as for the development of the GPS assay in-house and our Resolve mdx assay. The estimated remaining amortization period amounts to 1.2 years for Confirm mdx and Select mdx and 5 years for GPS and 4.3 years for Resolve mdx. In 2022, the Company capitalized $1.0 million (2021: $0; 2020: $0) in GPS and Resolve mdx development expenses.